Equity-Based Compensation - Fair value of the Incentive Units for the Successor (Details)	11 Months Ended
Dec. 31, 2020
Equity-Based Compensation
Volatility	70.10%
Risk-free interest rate	0.25%
Expected time to exit (years)	3 years 6 months